Adoption of IFRS 17 ‘Insurance Contracts' - Summary of cash flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cash Flow Statement [Line Items]
Cash flows from operating activities	₩ 529,846	₩ 7,188,440	₩ 4,199,954
Cash flows from investing activities	(4,271,713)	(10,695,927)	(12,030,510)
Cash flows from financing activities	9,760,166	3,394,715	4,961,745
Effect of exchange rate changes on cash and cash equivalents held	(15,361)	(58,955)	112,854
Cash and cash equivalents at beginning of year	24,413,946	24,585,673	26,859,400
Cash and cash equivalents at end of year	30,416,884	24,413,946	24,585,673
Amount under IFRS 4 [member]
Disclosure of Cash Flow Statement [Line Items]
Cash flows from operating activities		7,592,560
Cash flows from investing activities		(11,031,456)
Cash flows from financing activities		3,394,715
Effect of exchange rate changes on cash and cash equivalents held		(57,837)
Cash and cash equivalents at beginning of year	24,001,425	24,103,443
Cash and cash equivalents at end of year		24,001,425	24,103,443
Adjustment for IFRS 17 [member]
Disclosure of Cash Flow Statement [Line Items]
Cash flows from operating activities		(404,120)
Cash flows from investing activities		335,529
Cash flows from financing activities		0
Effect of exchange rate changes on cash and cash equivalents held		(1,118)
Cash and cash equivalents at beginning of year	412,521	482,230
Cash and cash equivalents at end of year		412,521	482,230
Amount under IFRS 17 [member]
Disclosure of Cash Flow Statement [Line Items]
Cash flows from operating activities		7,188,440
Cash flows from investing activities		(10,695,927)
Cash flows from financing activities		3,394,715
Effect of exchange rate changes on cash and cash equivalents held		(58,955)
Cash and cash equivalents at beginning of year	₩ 24,413,946	24,585,673
Cash and cash equivalents at end of year		₩ 24,413,946	₩ 24,585,673